Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Foreign currency cumulative translation adjustment			$ 25,749		$ (25,749)
Cash and cash equivalents					0	0
Accounts receivable reserve for doubtful accounts					$ 0	$ 0
Percentage of maximum amount of tax benefit					50.00%